SUMMARY OF FINANCIAL LIABILITIES BASED ON CONTRACTUAL UNDISCOUNTED PAYMENTS (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Trade and other payables	$ 2,452,807	$ 741,810
Related party payables	2,994,302	47,041
Total	4,456,239	788,851
Less Than Three [member]
IfrsStatementLineItems [Line Items]
Trade and other payables	990,870	649,624
Related party payables		47,041
Total	990,870	696,665
Three to Twelve Months [member]
IfrsStatementLineItems [Line Items]
Trade and other payables	1,461,937	92,186
Related party payables	2,994,302
Total	$ 4,456,239	$ 92,186